Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Apr. 29, 2019
Document Effective Date	May 01, 2019
Prospectus Date	May 01, 2019
Dreyfus/Standish Global Fixed Income Fund | Dreyfus/Standish Global Fixed Income Fund - Class I
Prospectus:
Trading Symbol	SDGIX
Dreyfus/Standish Global Fixed Income Fund | Class A
Prospectus:
Trading Symbol	DHGAX
Dreyfus/Standish Global Fixed Income Fund | Class C
Prospectus:
Trading Symbol	DHGCX
Dreyfus/Standish Global Fixed Income Fund | Class Y
Prospectus:
Trading Symbol	DSDYX